Goodwill and Intangible Assets - Amortization of Intangibles for the Next Five Years (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 98,277
2020	71,308
2021	62,517
2022	48,501
2023	$ 45,229